CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]
Beginning Balance at Mar. 31, 2020	¥ 3,065,835	¥ 3,022,909		¥ 221,111	¥ 221,111	¥ 257,638	¥ 257,638	¥ 2,754,461	¥ 2,711,606		¥ (118,532)	¥ (118,532)	¥ (121,070)	¥ (121,070)	¥ 2,993,608	¥ 2,950,753		¥ 72,227	¥ 72,156
Beginning Balance (Accounting Standards Update 2016-13) at Mar. 31, 2020			¥ (42,926)							¥ (42,855)							¥ (42,855)			¥ (71)
Contribution to subsidiaries	8,551														0			8,551
Transaction with noncontrolling interests	(6,280)					3,152									3,152			(9,432)
Comprehensive income, net of tax:
Net income	145,338							142,015							142,015			3,323
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(4,227)										(4,253)				(4,253)			26
Net change of debt valuation adjustments	(643)										(643)				(643)			0
Net change of defined benefit pension plans	196										199				199			(3)
Net change of foreign currency translation adjustments	(11,337)										(8,975)				(8,975)			(2,362)
Net change of unrealized gains on derivative instruments	1,271										1,150				1,150			121
Total other comprehensive income (loss)	(14,740)														(12,522)			(2,218)
Total comprehensive income (loss)	130,598														129,493			1,105
Cash dividends	(103,591)							(95,164)							(95,164)			(8,427)
Acquisition of treasury stock	(50,163)												(50,163)		(50,163)			0
Disposal of treasury stock	74					(183)							257		74			0
Cancellation of treasury stock	0					(17,877)							17,877		0			0
Other, net	116					115							1		116			0
Ending Balance at Dec. 31, 2020	3,002,214			221,111		242,845		2,758,457			(131,054)		(153,098)		2,938,261			63,953
Beginning Balance at Sep. 30, 2020	3,040,685			221,111		243,061		2,753,954			(124,264)		(114,178)		2,979,684			61,001
Contribution to subsidiaries	4,726														0			4,726
Transaction with noncontrolling interests	(1,120)														0			(1,120)
Comprehensive income, net of tax:
Net income	49,823							48,173							48,173			1,650
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(6,106)										(6,124)				(6,124)			18
Net change of debt valuation adjustments	(109)										(109)				(109)			0
Net change of defined benefit pension plans	71										72				72			(1)
Net change of foreign currency translation adjustments	(2,868)										(2,304)				(2,304)			(564)
Net change of unrealized gains on derivative instruments	1,791										1,675				1,675			116
Total other comprehensive income (loss)	(7,221)														(6,790)			(431)
Total comprehensive income (loss)	42,602														41,383			1,219
Cash dividends	(45,544)							(43,671)							(43,671)			(1,873)
Acquisition of treasury stock	(38,920)												(38,920)		(38,920)			0
Other, net	(215)					(216)		1							(215)			0
Ending Balance at Dec. 31, 2020	3,002,214			221,111		242,845		2,758,457			(131,054)		(153,098)		2,938,261			63,953
Beginning Balance at Mar. 31, 2021	3,103,144	¥ 3,103,359		221,111	¥ 221,111	259,361	¥ 259,361	2,744,588	¥ 2,744,803		(84,650)	¥ (84,650)	(111,954)	¥ (111,954)	3,028,456	¥ 3,028,671		74,688	¥ 74,688
Beginning Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021			¥ 215							¥ 215							¥ 215			¥ 0
Contribution to subsidiaries	28,924														0			28,924
Transaction with noncontrolling interests	1,334					1,609					(1,475)				134			1,200
Comprehensive income, net of tax:
Net income	215,728							211,341							211,341			4,387
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	12,573										12,573				12,573			0
Net change of debt valuation adjustments	(54)										(54)				(54)			0
Net change of defined benefit pension plans	166										167				167			(1)
Net change of foreign currency translation adjustments	40,352										38,679				38,679			1,673
Net change of unrealized gains on derivative instruments	5,686										5,391				5,391			295
Total other comprehensive income (loss)	58,723														56,756			1,967
Total comprehensive income (loss)	274,451														268,097			6,354
Cash dividends	(113,756)							(99,395)							(99,395)			(14,361)
Acquisition of treasury stock	(50,001)												(50,001)		(50,001)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	448					449		(1)							448			0
Ending Balance at Dec. 31, 2021	3,244,765			221,111		261,407		2,856,748			(29,369)		(161,937)		3,147,960			96,805
Beginning Balance at Sep. 30, 2021	3,208,499			221,111		259,802		2,839,047			(59,822)		(142,484)		3,117,654			90,845
Contribution to subsidiaries	884														0			884
Transaction with noncontrolling interests	7,047					1,589					(1,475)				114			6,933
Comprehensive income, net of tax:
Net income	63,009							64,659							64,659			(1,650)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	4,253										4,253				4,253			0
Net change of debt valuation adjustments	7										7				7			0
Net change of defined benefit pension plans	17										17				17			0
Net change of foreign currency translation adjustments	25,420										24,362				24,362			1,058
Net change of unrealized gains on derivative instruments	3,516										3,289				3,289			227
Total other comprehensive income (loss)	33,213														31,928			1,285
Total comprehensive income (loss)	96,222														96,587			(365)
Cash dividends	(48,449)							(46,957)							(46,957)			(1,492)
Acquisition of treasury stock	(19,454)												(19,454)		(19,454)			0
Other, net	16					16		(1)					1		16			0
Ending Balance at Dec. 31, 2021	¥ 3,244,765			¥ 221,111		¥ 261,407		¥ 2,856,748			¥ (29,369)		¥ (161,937)		¥ 3,147,960			¥ 96,805